SCHEDULE 1 BALANCE SHEET (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2009 CNY	Jun. 30, 2008 CNY	Jun. 30, 2012 Parent [Member] USD ($)	Jun. 30, 2012 Parent [Member] CNY	Jul. 31, 2011 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] USD ($)	Jun. 30, 2011 Parent [Member] CNY	Jun. 30, 2010 Parent [Member] USD ($)	Jun. 30, 2010 Parent [Member] CNY	Jun. 30, 2009 Parent [Member] CNY	Jun. 30, 2008 Parent [Member] CNY
Assets
Cash and cash equivalents	$ 78,982,001	501,772,653	$ 63,887,093	405,874,701	506,727,524	493,911,466		$ 7,554,877	47,996,131	67,509,322	$ 10,626,369	67,509,322		73,290,584	70,594,995	21,437,399
Amounts due from subsidiaries								29,636,936	188,283,453			137,550,433
Amounts due from a related party								0	0			47,532,200
Prepaid expenses and other current assets	3,116,381	19,798,366		12,583,468				68,079	432,509			954,470
Total current assets	86,302,082	548,277,125		555,859,784				37,259,892	236,712,093			253,546,425
Investments in subsidiaries								74,414,782	472,757,114			516,032,897
Investments	2,795,754	17,761,427		12,943,200				1,720,357	10,929,427			12,943,200
Total assets	138,043,085	876,987,718		887,511,971	811,853,443			113,395,031	720,398,634			782,522,522
Liabilities and Shareholders' Equity
Other payables and accruals	4,395,623	27,925,392		34,236,817				374,712	2,380,545			8,856,690
Deferred revenue	4,424,050	28,105,992		20,420,720				213,316	1,355,198			1,386,631
Total current liabilities	12,550,263	79,731,823		63,452,727				588,028	3,735,743			10,243,321
Non-current Liability
Deferred revenue	608,308	3,864,580		5,327,152				266,679	1,694,212			3,120,278
Total liabilities	14,526,228	92,285,124		73,369,420	59,217,953			854,707	5,429,955			13,363,599
Shareholders' Equity
Ordinary shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2011 and 2012; 36,427,851 and 36,569,866 shares issued and outstanding as of June 30, 2011 and 2012 respectively	2,336	14,843		14,799				2,336	14,843			14,799
Additional paid-in capital	164,782,560	1,046,863,605		1,042,785,726				164,782,560	1,046,863,605			1,042,785,726
Accumulated other comprehensive loss	(19,524,510)	(124,039,206)		(119,328,924)				(19,524,510)	(124,039,206)			(119,328,924)
Accumulated losses	(32,720,062)	(207,870,563)		(154,312,678)				(32,720,062)	(207,870,563)			(154,312,678)
Total shareholders' equity	123,516,857	784,702,594	119,000,376	814,142,551	1,217,023,570	1,187,094,217	1,284,933,188	112,510,070	714,776,471			772,503,195	1,217,023,570	1,217,023,570
Total liabilities and shareholders' equity	$ 138,043,085	876,987,718		887,511,971				$ 113,395,031	720,398,634			782,522,522